Schedule I - Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Schedule I - Financial Information of Registrant [Abstract]
Schedule I - Financial Information of Registrant
SCHEDULE I
Financial Information of Registrant
STANDARD DIVERSIFIED INC (Parent Company Only)
BALANCE SHEETS

ASSETS
(in thousands)

	December 31, 2019	December 31, 2018

Cash and cash equivalents	$10,495	$12,171
Investments in capital stocks of subsidiaries, at equity	59,238	47,457
Investments in capital stocks of discontinued operations, at equity	993	9,305
Receivables and other assets	743	955
Total Assets	$71,469	$69,888

LIABILITIES AND SHAREHOLDERS’ EQUITY
(in thousands)

	December 31, 2019	December 31, 2018

Current liabilities	$68	$1,984
Notes payable	24,433	14,210
Total liabilities	24,501	16,194
Shareholders’ equity	46,968	53,694
Total liabilities and shareholders’ equity	$71,469	$69,888

STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME
(in thousands)

	For the Year ended December 31, 2019	For the Year ended December 31, 2018

Equity in income of subsidiaries	$5,670	$11,802
Interest and other	101	34
Total	5,771	11,836

General and administrative expenses	5,021	4,880
Interest expense	2,102	1,380
Loss on extinguishment of debt	959	-
Total	8,082	6,260
(Loss) income before income tax	(2,311)	5,576
Income tax expense	-	-
Net (loss) income from continuing operations	(2,311)	5,576
Net loss from discontinued operations	(8,312)	(3,195)
Net (loss) income attributable to Standard Diversified Inc.	(10,623)	2,381
Equity in other comprehensive (loss) income of subsidiaries	(619)	204
Equity in other comprehensive income (loss) of discontinued operations	580	(341)
Total comprehensive (loss) income	$(10,662)	$2,244

SCHEDULE I
Financial Information of Registrant
STANDARD DIVERSIFIED INC (Parent Company Only)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the Year ended December 31, 2019	For the Year ended December 31, 2018
Operating Activities:
Net (loss) income from continuing operations	$(2,311)	$5,576
Net loss from discontinued operations	(8,312)	(3,195)
Dividends received from subsidiary	1,772	1,181
Loss on extinguishment of debt	959	-
Stock-based compensation expense	711	744
Amortization of deferred financing costs	166	170
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity method investees of continuing operations	(5,670)	(11,802)
Equity method investees of discontinued operations	8,312	3,195
Changes in operating assets and liabilities, net
Receivables and other assets	75	1,093
Accounts payable and accrued liabilities	(1,210)	(719)
Net cash used in operating activities	(5,508)	(3,757)

Investing Activities:
Investments in and advances to subsidiaries	(620)	-
Investments in and advances to subsidiaries - discontinued operations	-	(10,000)
Acquisitions	-	(7,395)
Acquisitions - discontinued operations	-	(2,500)
Net cash used in investing activities	(620)	(19,895)

Financing Activities:
Proceeds from GACP Term Loan, net	24,098	-
(Payments of) proceeds from Crystal Term Loan, net	(15,000)	14,039
Proceeds from issuance of stock, net of issuance costs	-	6,810
Repurchase of SDI common shares	(4,646)	(631)
Net cash provided by financing activities	4,452	20,218

Net decrease in cash	(1,676)	(3,434)

Cash, beginning of period
Unrestricted	12,171	15,605
Restricted	-	-
Total cash at beginning of period	12,171	15,605

Cash, end of period
Unrestricted	10,495	12,171
Restricted	-	-
Total cash at end of period	$10,495	$12,171

SCHEDULE I-NOTES TO THE FINANCIAL STATEMENTS (PARENT ONLY)

NOTE 1. BACKGROUND

These parent company-only financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of Standard Diversified Inc. (“SDI”) (as defined in Rule 4-08(e)(3) of Regulation S-X) exceed 25% of the consolidated net assets of the Company. The ability of SDI’s operating subsidiaries to pay dividends is restricted by the terms of the borrowings described in Note 14, “Notes Payable and Long-Term Debt” to the consolidated financial statements included in Item 8. elsewhere in this Current Report on Form 8-K.

These parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. These financial statements should be read in conjunction with the consolidated financial statements and related notes thereto. As of February 13, 2020, as a result of the approval of the Order of Liquidation, the control and net assets of Maidstone vested with the NYS Liquidation Bureau. The Company determined that the disposal of Maidstone and its Insurance segment operations represented a strategic shift that had a major effect on the Company’s results of operations and, as a result, reported the disposal as discontinued operations. As such, amounts related to the Insurance Segment presented in the financial statements above been reclassified as discontinued operations.

On June 1, 2017, SDI consummated a Contribution and Exchange Transaction (the “Contribution and Exchange”) to acquire a 52.1% controlling interest in Turning Point Brands, Inc. (“Turning Point”). The transaction was accounted for as a recapitalization or reverse acquisition. Turning Point was the accounting acquirer for financial reporting purposes, notwithstanding the legal form of the transaction. The primary reason the transaction was treated as a purchase by Turning Point rather than a purchase by SDI was because SDI was a shell company with limited operations and Turning Point’s stockholders gained majority control of the outstanding voting power of the Company’s equity securities through their collective ownership of a majority of the outstanding shares of Company common stock. Consequently, reverse acquisition accounting has been applied to the transaction. As of December 31, 2019, SDI had a 50.0% ownership interest in Turning Point.

These financial statements include the years ended December 31, 2019 and 2018. During these periods, SDI received dividends of $1.8 million and $1.2 million, respectively, from Turning Point.